Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	$ 17,839,374	$ 10,850,787
Federal funds sold and overnight deposits	92,519,552	104,199,133
Total cash and cash equivalents	110,358,926	115,049,920
Securities available-for-sale	182,342,459	60,705,178
Restricted equity securities, at cost	1,434,450	1,446,550
Loans held-for-sale	339,000	130,400
Loans	689,988,533	709,355,330
Allowance for loan losses	(7,710,256)	(7,208,485)
Deferred net loan fees	(37,972)	(1,195,741)
Net loans	682,240,305	700,951,104
Bank premises and equipment, net	13,767,328	10,209,869
Accrued interest receivable	2,400,560	2,987,977
Bank owned life insurance	5,073,228	4,988,236
Goodwill	11,574,269	11,574,269
Other Assets	9,575,274	10,189,781
Total assets	1,019,105,799	918,233,284
Deposits:
Demand, non-interest bearing	209,465,151	185,954,976
Interest-bearing transaction accounts	265,513,937	228,712,371
Money market funds	129,728,954	115,546,064
Savings	168,390,905	138,745,468
Time deposits, $250,000 and over	17,463,871	16,488,963
Other time deposits	88,837,135	96,842,998
Total deposits	879,399,953	782,290,840
Borrowed funds	1,300,000	2,800,000
Repurchase agreements	32,609,875	38,727,312
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	8,148,703	4,239,419
Total liabilities	934,345,531	840,944,571
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2021 and 2020 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,587,939 and 5,527,380 shares issued at December 31, 2021 and 2020, respectively (including 14,337 and 18,128 shares issued February 1, 2022 and 2021, respectively)	13,969,848	13,818,450
Additional paid-in capital	35,322,063	34,309,646
Retained earnings	37,758,105	29,368,046
Accumulated other comprehensive (loss) income	(1,166,971)	915,348
Less: treasury stock, at cost; 210,101 shares at December 31, 2021 and 2020	(2,622,777)	(2,622,777)
Total shareholders' equity	84,760,268	77,288,713
Total liabilities and shareholders' equity	$ 1,019,105,799	$ 918,233,284
Book value per common share outstanding	$ 15.48	$ 14.25